Annual Fund Operating Expenses - iMGP DBi Absolute Return ETF - iMGP DBi Absolute Return ETF	Sep. 23, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	0.86%

[1]	The Fund’s Rule 12b‑1 Plan is authorized but inactive, such that no related fees accrue to the Fund.
[2]	“Other Expenses” have been estimated for the current fiscal year. Actual expenses may be different.
[3]
Acquired Fund Fees and Expenses are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds and money market funds. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.